COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $)	Dec. 31, 2012
Year ended December 31,
2012	$ 57
2013	10
Future minimum lease commitments under non-cancelable operating leases	$ 67